Average Annual Total Returns - Brighthouse Asset Allocation 60 Portfolio	Apr. 30, 2021
Dow Jones Moderate Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	12.24%
5 Years	9.36%
10 Years	7.59%
Class A
Average Annual Return:
1 Year	14.09%
5 Years	9.70%
10 Years	8.19%
Class B
Average Annual Return:
1 Year	13.85%
5 Years	9.42%
10 Years	7.92%